Equity - Common Stock (Details) shares in Thousands	May 18, 2016 shares	Dec. 31, 2016 shares	May 17, 2016 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Common stock, shares outstanding		21,197		16,410
Common Stock
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.25
Common stock, shares outstanding	17,600		70,500